Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Assets	£ 347	£ 264
Liabilities	0	0
Beginning balance	347	264
Income statement charge (including discontinued operations)	(445)	(389)
Other comprehensive income credit	159	33
Corporate income tax paid	405	427
Other movements	12	12
Ending balance	478	347
Assets	478	347
Liabilities	£ 0	£ 0